UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __09/30/99__________

Check Here if Amendment [  ]; Amendment Number: _____________________
  This Amendment (Check only one.):		[  ] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, Inc.
Address:	One Commercial Place________________________
		Suite 1450  _________________________________
		Norfolk, VA 23510___________________________

Form 13F File Number:	28-5226___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr. ________________
Title:		Principal/Director of Operations________
Phone:		(757) 623-3676 _____________________

Signature, Place, and Date of Signing:
	________________	______Norfolk, VA______		_  07/12/99__
	     [Signature]	[City, State]			      [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.	(Check here if all holdings of this reporting manager
    are reported in this report.)
[ ] 13F 	NOTICE	(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.	(Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	_____0______

Form 13F Information Table Entry Total:	____147_____

Form 13F Information Table Value Total: $__604673___
					 (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Standard Comercial Sub Deb Con CONV             853258aa9        7    10000 PRN
     SOLE                    10000
AICI Capital Trust 9% Pfd.     PFD              001338201     2040   100745 SH
      SOLE                   100745
AT&T Capital Corp. Qtly Pfd. 8 PFD              00206j308     3991   163320 SH
      SOLE                   163320
Abn Amro Capital Fund II 7.125 PFD              00371t206      474    21600 SH
      SOLE                    21600
Armstrong World Prd. 7.45%     PFD              042476606      450    20000 SH
      SOLE                    20000
Bear Stearns Cap Tr II 7.50% ( PFD              07383j209      690    30000 SH
      SOLE                    30000
Bellsouth Cap Fund             PFD              079857207      252    10000 SH
      SOLE                    10000
Conseco Financial Trust V 8.70 PFD              20847d205      527    23700 SH
      SOLE                    23700
EDF London Cap 8.625% Pfd. Ser PFD              268316205      407    16900 SH
      SOLE                    16900
Hartford Capital II Series B Q PFD              416320208      229     9200 SH
      SOLE                     9200
Lehman Bros Cap. Trust II  7.8 PFD              52518g209      917    40000 SH
      SOLE                    40000
Lincoln National Capital Pfd.  PFD              53417p209      890    40000 SH
      SOLE                    40000
MediaOne Financing Pfd B       PFD              583938204      286    11800 SH
      SOLE                    11800
Motorola Capital Trust I 6.68% PFD              620074203      639    30000 SH
      SOLE                    30000
NB Capital Trust (BAC) 7.84%   PFD              628956203     6205   252640 SH
      SOLE                   252640
Nova Chemicals Corp. 9.04% (01 PFD              66977w307      701    30000 SH
      SOLE                    30000
PWG Capital Trust I  8.30% (12 PFD              69366e201      550    22400 SH
      SOLE                    22400
Public Storage Cum. Pfd. C (Fr PFD              74460d505      240    10800 SH
      SOLE                    10800
Public Storage Pfd 8.25%       PFD              74460d760      977    42375 SH
      SOLE                    42375
Resource Bank Preferred 9.25%  PFD              761201201      229     9650 SH
      SOLE                     9650
Southern Co. 7.75% Pfd. A      PFD              84258t208      431    18180 SH
      SOLE                    18180
TCI 8.72% pf.                  PFD              872285200     6846   272483 SH
      SOLE                   272483
Talisman Energy 9% Pfd Ser 2/1 PFD              87425e400      549    23000 SH
      SOLE                    23000
Textron Capital I 7.92% (02/09 PFD              883198202      709    30000 SH
      SOLE                    30000
US Bancorp Pfd. 7.2%           PFD              90332m200      372    17000 SH
      SOLE                    17000
Unionbancal Finance Tr I 7.375 PFD              90905q109      666    30000 SH
      SOLE                    30000
ACNielsen Corp.                COM              004833109     3951   174145 SH
      SOLE                   174145
AFLAC Inc                      COM              001055102    14793   353276 SH
      SOLE                   353276
ALLTEL Corp                    COM              020039103      705    10015 SH
      SOLE                    10015
AT&T Corp                      COM              001957109     8492   195209 SH
      SOLE                   195209
Abbott Laboratories            COM              002824100     1039    28332 SH
      SOLE                    28332
Aegon N. V. Ord.               COM              007924103     1096    12668 SH
      SOLE                    12668
Allied Signal                  COM              019512102    15681   261625 SH
      SOLE                   261625
AmSouth Bancshares             COM              032165102      238    10161 SH
      SOLE                    10161
America  Online Inc            COM              02364j104      630     6050 SH
      SOLE                     6050
American Express               COM              025816109    11474    84992 SH
      SOLE                    84992
American Home Products         COM              026609107      453    10920 SH
      SOLE                    10920
American Intl Group            COM              026874107    16041   184508 SH
      SOLE                   184508
Ameritech                      COM              030954101      371     5556 SH
      SOLE                     5556
Atlantic Richfield             COM              048825103      269     3030 SH
      SOLE                     3030
BB&T Corporation               COM                            5255   162305 SH
      SOLE                   162305
BP Amoco PLC-Spons ADR         COM              055622104      628     5670 SH
      SOLE                     5670
Bank of America Corp.          COM              060505104    13676   245581 SH
      SOLE                   245581
Bell Atlantic                  COM              077853109      246     3662 SH
      SOLE                     3662
BellSouth Corp                 COM              079860102      722    16046 SH
      SOLE                    16046
Berkshire Hathaway Class B     COM              084670207      351      189 SH
      SOLE                      189
Bristol Myers Squibb           COM              110122108     5715    84674 SH
      SOLE                    84674
CCB Financial                  COM              124875105    10389   249579 SH
      SOLE                   249579
COMPAQ Computers               COM              204493100      352    15400 SH
      SOLE                    15400
CVS Corp                       COM              126650100     4883   119655 SH
      SOLE                   119655
Carnival Corp 'A               COM              143658102     2781    63935 SH
      SOLE                    63935
Cenit Bancorp Inc              COM              15131w109      484    26725 SH
      SOLE                    26725
Centura Banks Inc              COM              15640t100      615    14871 SH
      SOLE                    14871
Charles Schwab Corp            COM              808513105      980    29300 SH
      SOLE                    29300
Chase Manhattan Corp           COM              16161a108     5373    71282 SH
      SOLE                    71282
Chevron Corp                   COM              166751107      564     6358 SH
      SOLE                     6358
Circuit City Stores Inc        COM              172737108      221     5240 SH
      SOLE                     5240
Cisco Systems                  COM              17275r102      415     6054 SH
      SOLE                     6054
Citigroup                      COM              172967101     6782   154129 SH
      SOLE                   154129
Coca Cola Company              COM              191216100     1304    27022 SH
      SOLE                    27022
Colgate Palmolive Co           COM              194162103    10079   220313 SH
      SOLE                   220313
Computer Sciences              COM              205363104      287     4080 SH
      SOLE                     4080
Cox Communications Inc         COM              224044107     1813    43420 SH
      SOLE                    43420
Disney (Walt) Co.              COM              254687106    10220   393079 SH
      SOLE                   393079
Dollar Tree Stores             COM              256747106    14901   373110 SH
      SOLE                   373110
Du Pont E.I. De Nemours and Co COM              263534109      660    10902 SH
      SOLE                    10902
Duke Energy Corp.              COM              264399106      448     8135 SH
      SOLE                     8135
EMC Corp.                      COM              268648102      895    12540 SH
      SOLE                    12540
Eli Lilly                      COM              532457108      648    10090 SH
      SOLE                    10090
Enron Corp.                    COM              293561106      340     8280 SH
      SOLE                     8280
Equifax, Inc                   COM              294429105    11348   403478 SH
      SOLE                   403478
Exxon Corporation              COM              302290101     2791    36727 SH
      SOLE                    36727
Federal Natl Mtg Assoc         COM              313586109    12580   200677 SH
      SOLE                   200677
First Data Corp.               COM              319963104     2280    51970 SH
      SOLE                    51970
First Union Corp               COM              337358105      310     8693 SH
      SOLE                     8693
Ford Motor                     COM              345370100      263     5243 SH
      SOLE                     5243
Fortune Brands (formerly Amer. COM              349631101      952    29505 SH
      SOLE                    29505
GTE Corp.                      COM              362320103      391     5091 SH
      SOLE                     5091
General Electric               COM              369604103    10319    87034 SH
      SOLE                    87034
Gillette Co                    COM              375766102     6451   190088 SH
      SOLE                   190088
Heilig-Meyers                  COM              422893107       87    18279 SH
      SOLE                    18279
Hewlett-Packard Company        COM              428236103      398     4385 SH
      SOLE                     4385
Home Depot                     COM              437076102      219     3192 SH
      SOLE                     3192
Intel Corporation              COM              458140100    13603   183048 SH
      SOLE                   183048
International Business Machine COM              459200101     2518    20806 SH
      SOLE                    20806
Jefferson-Pilot Corporation    COM              475070108     1975    31258 SH
      SOLE                    31258
Johnson & Johnson              COM              478160104    10238   111433 SH
      SOLE                   111433
Lowe's Companies               COM              548661107    18518   379864 SH
      SOLE                   379864
Lucent Technologies            COM              549463107     3039    46841 SH
      SOLE                    46841
MCI WorldCom                   COM              55268b106   136639  1901062 SH
      SOLE                  1901062
Masco Corp                     COM              574599106      316    10200 SH
      SOLE                    10200
McDonald's Corp.               COM              580135101    13551   313320 SH
      SOLE                   313320
Mellon Bank Corp               COM              585509102      239     7100 SH
      SOLE                     7100
Merck & Co                     COM              589331107    15125   233362 SH
      SOLE                   233362
Merrill Lynch                  COM              590188108      243     3600 SH
      SOLE                     3600
Microsoft Corp                 COM              594918104     2121    23415 SH
      SOLE                    23415
MidAmerican Energy Holdings Co COM              59562v107    10502   356011 SH
      SOLE                   356011
Minnesota Mining & Manufacturi COM              604059105      561     5840 SH
      SOLE                     5840
Mobil Corporation              COM              607059102     7184    71301 SH
      SOLE                    71301
Motorola, Inc                  COM              620076109     1133    12870 SH
      SOLE                    12870
Nestle SA-ADR                  COM              641069406      282     3000 SH
      SOLE                     3000
New York Times                 COM              650111107     7717   205782 SH
      SOLE                   205782
Norfolk Southern Corporation   COM              655844108      510    20822 SH
      SOLE                    20822
Nortel Works Corp-formerly Nrt COM              656569100      618    12110 SH
      SOLE                    12110
Oracle Systems Corp            COM              68389x105    25358   557319 SH
      SOLE                   557319
Pepsico Inc.                   COM              713448108    11592   380078 SH
      SOLE                   380078
Pfizer, Inc.                   COM              717081103     2004    55857 SH
      SOLE                    55857
Pharmacia & Upjohn             COM              716941109      377     7605 SH
      SOLE                     7605
Philip Morris                  COM              718154107      487    14255 SH
      SOLE                    14255
Playtex                        COM              72813p100     6591   446867 SH
      SOLE                   446867
Proctor & Gamble               COM              742718109      847     9038 SH
      SOLE                     9038
Providian (Formerly Capital Ho COM              74406a102     1639    20700 SH
      SOLE                    20700
Qwest Communications           COM              749121109     2181    73776 SH
      SOLE                    73776
Regions Financial              COM              758940100      216     7200 SH
      SOLE                     7200
Resource Bankshares Corp.      COM              76121r104     3489   234534 SH
      SOLE                   234534
Royal Dutch Petrol.            COM              780257804      636    10770 SH
      SOLE                    10770
SBC Communications, Inc.       COM              78387g103      849    16630 SH
      SOLE                    16630
Schering-Plough Corporation    COM              806605101     6612   151569 SH
      SOLE                   151569
Smithfield Foods               COM              832248108      479    18100 SH
      SOLE                    18100
SouthTrust Corp                COM              844730101      452    12595 SH
      SOLE                    12595
Southern Co                    COM              842587107      320    12410 SH
      SOLE                    12410
Sun Microsystems               COM              866810104    19589   210636 SH
      SOLE                   210636
SunTrust Banks                 COM              867914103      308     4682 SH
      SOLE                     4682
Telespectrum Worldwide         COM              87951u109     3783   637150 SH
      SOLE                   637150
Texaco Inc                     COM              881694103      384     6076 SH
      SOLE                     6076
Texas Instruments              COM              882508104      299     3640 SH
      SOLE                     3640
Time Warner Inc                COM              887315109    12337   203071 SH
      SOLE                   203071
Tyco International, Ltd. 'New' COM              902124106    24084   233261 SH
      SOLE                   233261
United Dominion Realty Tr      COM              910197102      123    11000 SH
      SOLE                    11000
Vodafone Airtouch PLC-SP ADR   COM              92857t107      285     1200 SH
      SOLE                     1200
WLR Foods Inc                  COM              929286102       82    12000 SH
      SOLE                    12000
Wachovia Corp                  COM              929771103      367     4673 SH
      SOLE                     4673
Wal-Mart Stores                COM              931142103      606    12749 SH
      SOLE                    12749
Warner Lambert Company         COM              934488107      621     9354 SH
      SOLE                     9354
Xerox Corp                     COM              984121103     5811   138560 SH
      SOLE                   138560
WorldCom Jan '00 @ 25.00       CALL             97999q002   -12047    -2570 SH
 CALL SOLE                    -2570
WorldCom Jan '00 @ 30.00       CALL             97999q010   -19753    -4703 SH
 CALL SOLE                    -4703
Baron Small Cap                COM              068278308      165 12334.751SH
      SOLE                12334.751
Capital World Growth & Income  COM              140543109      269 9844.199 SH
      SOLE                 9844.199
Fidelity Contrafund            COM              316071109      280 4670.746 SH
      SOLE                 4670.746
Fidelity Magellan              COM              316184100      539 4465.712 SH
      SOLE                 4465.712
Fidelity Spartan Market Index  COM              315912204      208 2365.180 SH
      SOLE                 1182.590
S&P Industrial Portfolio 98C   COM              294710595       21 19005.170SH
      SOLE                19005.170
Select Ten 982 Dow             COM              294710611       21 20830.868SH
      SOLE                20830.868
Torray                         COM              891402109      313 8009.651 SH
      SOLE                 8009.651
Vanguard Special Health Care   COM              921908307      235 2539.769 SH
      SOLE                 1443.701